Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Columbia Ultra Short Duration Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	USMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Yield carry
| The Fund’s attractive level of income added to relative performance.
Sector allocation
| Overweight positions in industrial development and housing bonds added to the Fund’s benchmark-relative performance.
Credit quality allocation
| Overall quality
allocation
was modestly positive, with underweight position to AA rated bonds and overweight position to A and BBB bonds contributing to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection detracted from relative performance, largely due to selection in industrial development, housing and education bonds.
Credit quality security selection
| Security selection in A and AA rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AAA bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (a)	3.04	1.72	1.35
Bloomberg 1 Year Municipal Bond Index	3.26	1.65	1.53
Bloomberg Municipal Bond Index	0.08	0.40	2.18
(a)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 68,390,337
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 155,890
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 68,390,337
Total number of portfolio holdings	70
Management services fees (represents 0.21% of Fund average net assets)	$ 155,890
Portfolio turnover for the reporting period	38%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	20.1%
New York	9.1%
Virginia	6.4%
New Jersey	5.9%
Florida	5.8%
North Carolina	4.6%
California	4.1%
Pennsylvania	3.9%
Colorado	3.8%
Michigan	3.7%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
Texas	20.1%
New York	9.1%
Virginia	6.4%
New Jersey	5.9%
Florida	5.8%
North Carolina	4.6%
California	4.1%
Pennsylvania	3.9%
Colorado	3.8%
Michigan	3.7%

Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	USMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Yield carry
| The Fund’s attractive level of income added to relative performance.
Sector allocation
| Overweight positions in industrial development and housing bonds added to the Fund’s benchmark-relative performance.
Credit quality allocation
| Overall quality allocation was
modestly
positive, with underweight position to AA rated bonds and overweight position to A and BBB bonds contributing to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection detracted from relative performance, largely due to selection in industrial development, housing and education bonds.
Credit quality security selection
| Security selection in A and AA rated bonds detracted from relative performance.
Credit quality allocation
| An overweight to AAA bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	3.18	1.89	1.56
Bloomberg 1 Year Municipal Bond Index	3.26	1.65	1.53
Bloomberg Municipal Bond Index	0.08	0.40	2.18
(a)
The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 68,390,337
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 155,890
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 68,390,337
Total number of portfolio holdings	70
Management services fees (represents 0.21% of Fund average net assets)	$ 155,890
Portfolio turnover for the reporting period	38%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	20.1%
New York	9.1%
Virginia	6.4%
New Jersey	5.9%
Florida	5.8%
North Carolina	4.6%
California	4.1%
Pennsylvania	3.9%
Colorado	3.8%
Michigan	3.7%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
Texas	20.1%
New York	9.1%
Virginia	6.4%
New Jersey	5.9%
Florida	5.8%
North Carolina	4.6%
California	4.1%
Pennsylvania	3.9%
Colorado	3.8%
Michigan	3.7%